Capital Management (Tables)	12 Months Ended
Mar. 31, 2021
Capital Management [Abstract]
Summary of Short-term Investment

The Corporation’s short-term investment as at March 31, 2021 and 2020 are as follows:

			March 31,			March 31,
			2021			2020
	Maturity			Maturity
	date	Rate	Amount	date	Rate	Amount

Short-term investment	April 28, 2021	1.40%	24,050	April 28, 2020	1.40%	36,000